Supplemental Consolidating Financial Information - Condensed Statement of Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statement of Comprehensive Income [Line Items]
Net income (loss)	$ (31,478)	$ (17,814)	$ 31,100	$ 2,377	$ (332,629)	$ (66,754)	$ 5,508	$ (11,142)	$ (15,815)	$ (405,017)	$ 56,836
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)									(349)	(194)	241
Change in fair value of available-for-sale investment									157	1,944	(224)
Realized gains of available-for-sale investment reclassified into Other income (expense), net									(561)	(722)	0
Net other comprehensive income (loss) related to available-for-sale investment									(404)	1,222	(224)
Unrealized gains (losses) on derivatives for the period									(11,111)	(16,928)	38,903
Derivative (gains) losses reclassified into Net sales									29,858	(1,240)	(7,805)
Derivative gains reclassified into Cost of sales									(7,839)	(16,053)	(37,019)
Net other comprehensive income (loss) related to derivatives									10,908	(34,221)	(5,921)
Actuarial gains (losses) for the period, net of tax									3,230	189	(3,846)
Pension cost amortization									1,357	789	1,000
Net other comprehensive income (loss) related to defined benefit pension and severance plans									4,587	978	(2,846)
Other comprehensive income (loss) of investments in subsidiaries									0	0	0
Comprehensive income (loss)									(1,073)	(437,232)	48,086
Reportable Legal Entities | CBII (Co-Issuer)
Condensed Statement of Comprehensive Income [Line Items]
Net income (loss)									(15,815)	(405,017)	56,836
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)									0	0	0
Change in fair value of available-for-sale investment									157	1,944	(224)
Realized gains of available-for-sale investment reclassified into Other income (expense), net									(561)	(722)	0
Net other comprehensive income (loss) related to available-for-sale investment									(404)	1,222	(224)
Unrealized gains (losses) on derivatives for the period									0	0	0
Derivative (gains) losses reclassified into Net sales									0	0	0
Derivative gains reclassified into Cost of sales									0	0	0
Net other comprehensive income (loss) related to derivatives									0	0	0
Actuarial gains (losses) for the period, net of tax									0	0	0
Pension cost amortization									0	0	0
Net other comprehensive income (loss) related to defined benefit pension and severance plans									0	0	0
Other comprehensive income (loss) of investments in subsidiaries									15,146	(33,437)	(8,526)
Comprehensive income (loss)									(1,073)	(437,232)	48,086
Reportable Legal Entities | CBLLC (Co-Issuer)
Condensed Statement of Comprehensive Income [Line Items]
Net income (loss)									67,589	(223,614)	(104,978)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)									0	0	0
Change in fair value of available-for-sale investment									0	0	0
Realized gains of available-for-sale investment reclassified into Other income (expense), net									0	0	0
Net other comprehensive income (loss) related to available-for-sale investment									0	0	0
Unrealized gains (losses) on derivatives for the period									0	0	0
Derivative (gains) losses reclassified into Net sales									0	0	0
Derivative gains reclassified into Cost of sales									0	0	0
Net other comprehensive income (loss) related to derivatives									0	0	0
Actuarial gains (losses) for the period, net of tax									5,697	(898)	(3,777)
Pension cost amortization									496	374	224
Net other comprehensive income (loss) related to defined benefit pension and severance plans									6,193	(524)	(3,553)
Other comprehensive income (loss) of investments in subsidiaries									8,953	(32,913)	(4,973)
Comprehensive income (loss)									82,735	(257,051)	(113,504)
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Statement of Comprehensive Income [Line Items]
Net income (loss)									(196)	(167,985)	(28,552)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)									0	0	0
Change in fair value of available-for-sale investment									0	0	0
Realized gains of available-for-sale investment reclassified into Other income (expense), net									0	0	0
Net other comprehensive income (loss) related to available-for-sale investment									0	0	0
Unrealized gains (losses) on derivatives for the period									0	0	0
Derivative (gains) losses reclassified into Net sales									0	0	0
Derivative gains reclassified into Cost of sales									0	0	0
Net other comprehensive income (loss) related to derivatives									0	0	0
Actuarial gains (losses) for the period, net of tax									0	0	0
Pension cost amortization									0	0	0
Net other comprehensive income (loss) related to defined benefit pension and severance plans									0	0	0
Other comprehensive income (loss) of investments in subsidiaries									0	0	0
Comprehensive income (loss)									(196)	(167,985)	(28,552)
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Statement of Comprehensive Income [Line Items]
Net income (loss)									88,450	(46,263)	8,401
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)									(349)	(194)	241
Change in fair value of available-for-sale investment									0	0	0
Realized gains of available-for-sale investment reclassified into Other income (expense), net									0	0	0
Net other comprehensive income (loss) related to available-for-sale investment									0	0	0
Unrealized gains (losses) on derivatives for the period									(11,111)	(16,928)	38,903
Derivative (gains) losses reclassified into Net sales									29,858	(1,240)	(7,805)
Derivative gains reclassified into Cost of sales									(7,839)	(16,053)	(37,019)
Net other comprehensive income (loss) related to derivatives									10,908	(34,221)	(5,921)
Actuarial gains (losses) for the period, net of tax									(2,467)	1,087	(69)
Pension cost amortization									861	415	776
Net other comprehensive income (loss) related to defined benefit pension and severance plans									(1,606)	1,502	707
Other comprehensive income (loss) of investments in subsidiaries									0	0	0
Comprehensive income (loss)									97,403	(79,176)	3,428
Consolidating Eliminations
Condensed Statement of Comprehensive Income [Line Items]
Net income (loss)									(155,843)	437,862	125,129
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)									0	0	0
Change in fair value of available-for-sale investment									0	0	0
Realized gains of available-for-sale investment reclassified into Other income (expense), net									0	0	0
Net other comprehensive income (loss) related to available-for-sale investment									0	0	0
Unrealized gains (losses) on derivatives for the period									0	0	0
Derivative (gains) losses reclassified into Net sales									0	0	0
Derivative gains reclassified into Cost of sales									0	0	0
Net other comprehensive income (loss) related to derivatives									0	0	0
Actuarial gains (losses) for the period, net of tax									0	0	0
Pension cost amortization									0	0	0
Net other comprehensive income (loss) related to defined benefit pension and severance plans									0	0	0
Other comprehensive income (loss) of investments in subsidiaries									(24,099)	66,350	13,499
Comprehensive income (loss)									$ (179,942)	$ 504,212	$ 138,628